Income taxes (Tables)	12 Months Ended
Mar. 30, 2019
Income Tax Disclosure [Abstract]
Summary of Net Deferred Tax Assets Related to Continuing Operations
The significant items comprising the Company’s net deferred tax assets at March 30, 2019 and March 31, 2018 are as follows:

	Fiscal Year Ended
	March 30, 2019	March 31, 2018*
	(In thousands)
Deferred tax assets:
Loss and tax credit carry forwards	$14,053	$9,688
Difference between book and tax basis of property and equipment	4,036	3,243
Other reserves not currently deductible	151	68
Expenses not currently deductible	1,153	659
Other	(117)	(96)
Net deferred tax asset before valuation allowance	19,276	13,562
Valuation allowance	(19,276)	(13,562)
Net deferred tax asset	$-	$-
(*) Recast (refer to note 1)

Components of Income Tax Expense (Benefit) from Continuing Operations
The Company’s income tax expense (benefit) consists of the following components:

	Fiscal Year Ended
	March 30, 2019	March 31, 2018*	March 25, 2017*
	(In thousands)
Income tax expense (benefit):
Current	$-	$-	$-
Deferred	(4,769)	(5,922)	(2,368)
Valuation allowance	4,769	5,922	2,368
Income tax expense	$-	$-	$-
(*) Recast (refer to note 1)

Schedule of Effective Income Tax Rate Reconciliation
The Company’s provision for income taxes varies from the amount computed by applying the statutory income tax rates for the reasons summarized below:

	Fiscal Year Ended
	March 30, 2019		March 31, 2018		March 25, 2017
Canadian statutory rate	26.8%		26.6%		26.6%
Rate differential for U.S. operations	0.1%		0.4%		0.7%
Utilization of unrecognized losses and other tax attributes	(26.2%	)	(27.1%	)	(26.9%	)
Permanent differences and other	(0.7%	)	0.1%		(0.4%	)
Total	0%		0%		0%